CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS.	12 Months Ended
Sep. 30, 2011
CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS.
CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS.

24.       CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS.

The following table presents the condensed parent-company-only balance sheets as of September 30, 2011 and 2010, and the condensed parent-company-only statements of income and cash flows of the Company for the years ended September 30, 2011, 2010 and 2009:

Condensed Balance Sheets

	2011	2010

ASSETS:
Cash and cash equivalents	$119,182	$109,083
Investment in Bank	136,799,101	134,762,057
Intercompany loan to Bank	3,350,000	1,900,000
Other assets	1,866,536	1,757,055

Total assets	$142,134,819	$138,528,195

LIABILITIES:
Subordinated debentures	$19,589,000	$19,589,000
Dividends payable	1,043,740	1,029,567
Other liabilities	1,331,893	1,556,347

Total liabilities	21,964,633	22,174,914

STOCKHOLDER’S EQUITY	120,170,186	116,353,281

Total liabilities and stockholder’s equity	$142,134,819	$138,528,195

Condensed Statements of Income

	2011	2010	2009

Interest income	$69,129	$45,849	$152,223
Interest expense	505,889	515,307	872,846

Net interest expense	(436,760)	(469,458)	(720,623)

Non-interest income	1,112,099	1,104,379	892,022
Non-interest expense	688,955	551,600	1,201,803

(Loss) income before income taxes and equity in earnings of Bank	(13,616)	83,321	(1,030,404)

Income tax (benefit) expense	(3,824)	6,084	(374,800)

Net income (loss) before equity in earnings of Bank	(9,792)	77,237	(655,604)

Equity in earnings of Bank	8,074,569	3,215,550	5,732,566

Net income	$8,064,777	$3,292,787	$5,076,962

Income available to common shares	$5,998,761	$1,232,887	$3,811,669

Condensed Statements of Cash Flows

	2011	2010	2009

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$8,064,777	$3,292,787	$5,076,962
Adjustments to reconcile net income to net cash from operating activities:
Equity in earnings of Bank	(8,074,569)	(3,215,550)	(5,732,566)
Net change in other assets and liabilities	(319,761)	1,293,313	(290,999)
Realized loss on sale of investments	—	—	155,500

Net cash (used in) provided by operating activities	(329,553)	1,370,550	(791,103)

CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for investment in joint venture	—	(12,500)	—
Dividends received from Bank	6,000,000	1,500,000	—
Capital contribution to Bank	—	—	(20,000,000)
(Increase) decrease in intercompany loan	(1,450,000)	900,000	(800,000)
Principal payments on mortgage-backed securities	—	—	2,026

Net cash provided by (used in) investing activities	4,550,000	2,387,500	(20,797,974)

CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of note payable	—	—	(7,640,000)
Equity trust shares purchased, net	—	(181,552)	(441,753)
Equity trust shares purchased from Treasury, net	446,684	—	—
Proceeds from stock options exercised	193,955	196,829	105,949
Proceeds received from Bank for stock-based compensation	1,009,710	1,290,686	1,204,203
Proceeds from cash received in dividend reinvestment plan	—	707,033	785,669
Proceeds from issuance of preferred stock and common stock warrants	—	—	32,501,768
Dividends paid on common stock	(4,177,009)	(4,053,659)	(3,922,623)
Dividends paid on preferred stock	(1,626,900)	(1,626,900)	(944,506)
Common stock issued under employee compensation plan	99,998	—	—
Common stock purchased under dividend reinvestment plan	(27,399)	—	—
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation	(129,387)	(78,374)	(54,972)

Net cash (used in) provided by financing activities	(4,210,348)	(3,745,937)	21,593,735

NET INCREASE IN CASH AND CASH EQUIVALENTS	10,099	12,113	4,658

CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	109,083	96,970	92,312

CASH AND CASH EQUIVALENTS AT END OF YEAR	$119,182	$109,083	$96,970